Net income per ordinary share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Net income per ordinary share
Net income per ordinary share
Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,109,702	53,846,544	54,017,631	54,109,800
Effect of dilutive share options outstanding	742,751	684,261	857,820	813,219
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,852,453	54,530,805	54,875,451	54,923,019